Cover	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2021
Entity File Number	000-56238
Entity Registrant Name	Guerrilla RF, Inc.
Entity Central Index Key	0001832487
Entity Tax Identification Number	85-3837067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1196 Pleasant Ridge Road
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409
City Area Code	(336)
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false